MERGER WITH SUPPORT - Summary of Supplemental Pro Forma Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Net (loss) income	$ (7,896)	$ (289)	$ 4,797	$ (2,177)	$ (3,099)	$ (2,466)	$ (3,290)	$ (8,475)
Greenidge Generation Holdings Inc [Member]
Business Acquisition [Line Items]
Revenues	42,448	16,461			87,830	47,258
Net (loss) income	$ (11,783)	$ (1,646)			$ (12,602)	$ (6,274)